Vanguard Tax-Managed Balanced Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard Tax-Managed Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Tax-Managed Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Tax-Managed Balanced Fund (the “Fund”) seeks to provide a tax-efficient return consisting of federally tax-exempt income, long-term capital appreciation, and a modest amount of taxable current income.